August 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


RE: Smith Barney Municipal Money Market Fund, Inc. (the "Fund") Post-Effective Amendment No. 38
         File Nos. 002-69938 and 811-3112


Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 38 filed on July 31, 2006, which became effective on July 31, 2006.

The Prospectus has not changed since the filing of Post-Effective Amendment No. 38 filed on July 31, 2006.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Todd Lebo
Todd Lebo
Assistant Secretary